Consolidated Statements of Comprehensive Income (FY) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net tax expense (benefit) of amortization of post-retirement benefit net losses	$ 146	$ (47)	$ (6,808)	$ 1,868	$ (2,764)